Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.73%♣
Communication Services — 2.64%
Cargurus †	141,105	$ 4,722,784
Fox Class A	55,500	3,110,220
Match Group	55,900	1,726,751
Nexstar Media Group	18,100	3,130,395
Playtika Holding	189,100	894,443
Shutterstock	32,900	623,784
TEGNA	69,900	1,171,524
		15,379,901
Consumer Discretionary — 13.40%
Academy Sports & Outdoors	32,965	1,477,162
ADT	145,700	1,234,079
American Axle & Manufacturing Holdings †	93,200	380,256
Autoliv	19,600	2,193,240
AutoNation †	2,300	456,895
Bloomin' Brands	74,100	638,001
BorgWarner	41,200	1,379,376
Brunswick	8,900	491,636
Crocs †	12,400	1,255,872
Dick's Sporting Goods	51,141	10,116,201
El Pollo Loco Holdings †	91,000	1,001,910
Expedia Group	17,400	2,935,032
Gap	42,200	920,382
Goodyear Tire & Rubber †	70,000	725,900
Guess?	47,500	574,275
H&R Block	19,900	1,092,311
Harley-Davidson	59,700	1,408,920
Haverty Furniture	28,300	575,905
Lear	8,300	788,334
Macy's	51,200	596,992
Mattel †	103,800	2,046,936
MGM Resorts International †	32,900	1,131,431
Mohawk Industries †	13,600	1,425,824
ODP †	29,100	527,583
Penske Automotive Group	7,600	1,305,756
Perdoceo Education	31,500	1,029,735
Phinia	12,800	569,472
PulteGroup	27,300	2,879,058
PVH	23,100	1,584,660
Sally Beauty Holdings †	65,000	601,900
Somnigroup International	85,993	5,851,824
Steven Madden	182,602	4,378,796
Tapestry	37,600	3,301,656
Toll Brothers	33,300	3,800,529
Travel + Leisure	12,500	645,125
Valvoline †	180,504	6,835,686
Whirlpool	14,500	1,470,590
Winnebago Industries	28,300	820,700
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Wyndham Hotels & Resorts	93,874	$ 7,623,508
		78,073,448
Consumer Staples — 4.54%
Albertsons Class A	103,000	2,215,530
Bunge Global	20,700	1,661,796
Conagra Brands	17,400	356,178
Fresh Del Monte Produce	9,500	307,990
Herbalife †	112,000	965,440
Ingredion	23,800	3,227,756
Molson Coors Beverage Class B	67,600	3,250,884
Simply Good Foods †	172,684	5,455,087
US Foods Holding †	116,576	8,977,518
		26,418,179
Energy — 4.38%
Antero Resources †	142,436	5,737,322
APA	67,600	1,236,404
CNX Resources †	17,500	589,400
Core Natural Resources	8,884	619,570
EQT	26,769	1,561,168
Helmerich & Payne	60,200	912,632
HF Sinclair	48,700	2,000,596
Matador Resources	64,800	3,092,256
Murphy Oil	61,600	1,386,000
Scorpio Tankers	21,100	825,643
SM Energy	26,300	649,873
Viper Energy	151,261	5,767,582
World Kinect	39,900	1,131,165
		25,509,611
Financials — 24.12%
Affiliated Managers Group	9,500	1,869,315
Ally Financial	70,700	2,753,765
Annaly Capital Management	52,450	987,109
Ares Capital	85,300	1,873,188
Associated Banc-Corp	56,100	1,368,279
Banco Latinoamericano de Comercio Exterior Class E	67,900	2,736,370
Berkshire Hills Bancorp	54,900	1,374,696
Blue Owl Capital	77,200	1,107,048
Cadence Bank	268,436	8,584,583
Carlyle Secured Lending	12,900	176,472
Cathay General Bancorp	16,300	742,139
Citizens Financial Group	37,300	1,669,175
CNA Financial	19,900	925,947
CNO Financial Group	79,400	3,063,252
Comerica	27,900	1,664,235
Corebridge Financial	26,700	947,850
Customers Bancorp †	8,100	475,794
Employers Holdings	28,300	1,335,194
NQ- OPTSV [0625] 0825 (4730784)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Equitable Holdings	16,400	$ 920,040
Essent Group	26,800	1,627,564
Everest Group	15,818	5,375,747
Fidelity National Financial	15,000	840,900
Fifth Third Bancorp	11,100	456,543
First BanCorp	23,200	483,256
First Busey	74,400	1,702,644
First Horizon	135,800	2,878,960
FS KKR Capital	57,750	1,198,313
Hancock Whitney	17,900	1,027,460
Hanmi Financial	73,400	1,811,512
Hope Bancorp	40,600	435,638
Kemper	157,445	10,161,500
Lincoln National	27,700	958,420
M&T Bank	32,651	6,333,968
MGIC Investment	107,200	2,984,448
New Mountain Finance	95,300	1,005,415
OFG Bancorp	50,300	2,152,840
Old Republic International	48,310	1,857,036
OneMain Holdings	8,400	478,800
Popular	18,700	2,060,927
Preferred Bank	4,700	406,762
PROG Holdings	39,600	1,162,260
Radian Group	69,500	2,503,390
Regional Management	26,100	762,381
Regions Financial	72,400	1,702,848
Reinsurance Group of America	6,900	1,368,684
Rithm Capital	131,300	1,482,377
SLM	22,800	747,612
SouthState	95,010	8,743,770
Stifel Financial	103,183	10,708,332
Synchrony Financial	46,300	3,090,062
Synovus Financial	189,285	9,795,499
Universal Insurance Holdings	11,600	321,668
Unum Group	37,500	3,028,500
Victory Capital Holdings Class A	39,300	2,502,231
Voya Financial	113,238	8,039,898
Western Union	66,100	556,562
Zions Bancorp	60,500	3,142,370
		140,471,548
Healthcare — 6.57%
Baxter International	32,100	971,988
BioMarin Pharmaceutical †	5,800	318,826
DaVita †	16,400	2,336,180
Exelixis †	89,500	3,944,712
ICON †	39,579	5,756,766
Incyte †	46,300	3,153,030
Ironwood Pharmaceuticals †	136,200	97,683
Jazz Pharmaceuticals †	41,800	4,435,816
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Molina Healthcare †	9,267	$ 2,760,639
Organon & Co.	107,300	1,038,664
Perrigo	217,118	5,801,393
Tenet Healthcare †	10,300	1,812,800
United Therapeutics †	10,700	3,074,645
Universal Health Services Class B	12,900	2,336,835
Viatris	47,900	427,747
		38,267,724
Industrials — 17.72%
ABM Industries	33,200	1,567,372
ACCO Brands	146,000	522,680
AGCO	21,800	2,248,888
Allison Transmission Holdings	29,700	2,821,203
Apogee Enterprises	36,200	1,469,720
ArcBest	20,700	1,594,107
Atkore	30,700	2,165,885
Boise Cascade	68,805	5,973,650
Brink's	2,100	187,509
Builders FirstSource †	9,000	1,050,210
CACI International Class A †	12,016	5,728,027
CNH Industrial	133,100	1,724,976
Covenant Logistics Group	19,800	477,378
CSG Systems International	39,000	2,547,090
Deluxe	29,800	474,118
Ennis	23,300	422,662
Gates Industrial †	103,800	2,390,514
Genpact	30,900	1,359,909
Greenbrier	18,700	861,135
Griffon	17,900	1,295,423
Heidrick & Struggles International	26,200	1,198,912
Huntington Ingalls Industries	4,700	1,134,862
IDEX	37,225	6,535,593
Ingersoll Rand	91,703	7,627,856
JBT Marel	62,017	7,458,164
ManpowerGroup	18,900	763,560
Matson	8,800	979,880
Middleby †	39,981	5,757,264
MillerKnoll	86,600	1,681,772
Mueller Industries	9,500	754,965
Oshkosh	24,100	2,736,314
Owens Corning	19,700	2,709,144
Primoris Services	12,500	974,250
Ryder System	23,200	3,688,800
Snap-on	3,100	964,658
Textron	60,230	4,835,867
TransUnion	77,985	6,862,680
United Airlines Holdings †	31,900	2,540,197
Wabash National	38,600	410,318

2    NQ- OPTSV [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
WESCO International	36,325	$ 6,727,390
		103,224,902
Information Technology — 12.17%
Adeia	157,800	2,231,292
Allegro MicroSystems †	148,749	5,085,728
Amdocs	96,721	8,824,824
Amkor Technology	84,600	1,775,754
Arrow Electronics †	24,580	3,132,229
Belden	74,803	8,662,188
Cirrus Logic †	15,100	1,574,251
Dropbox Class A †	95,400	2,728,440
Flex †	156,520	7,813,478
Gen Digital	85,600	2,516,640
Jabil	13,600	2,966,160
Kimball Electronics †	33,000	634,590
MKS	46,987	4,668,628
NCR Atleos †	18,600	530,658
NetApp	28,800	3,068,640
Photronics †	82,767	1,558,503
PTC †	44,930	7,743,236
Sanmina †	13,800	1,350,054
Skyworks Solutions	14,400	1,073,088
TD SYNNEX	19,200	2,605,440
Xerox Holdings	61,300	323,051
		70,866,872
Materials — 4.67%
CF Industries Holdings	8,300	763,600
Crown Holdings	14,100	1,452,018
Graphic Packaging Holding	8,800	185,416
Ingevity †	151,502	6,528,221
James Hardie Industries †	166,569	4,479,040
Koppers Holdings	37,700	1,212,055
Mosaic	37,000	1,349,760
O-I Glass †	30,900	455,466
Reliance	26,061	8,180,548
Silgan Holdings	7,500	406,350
Steel Dynamics	12,000	1,536,120
SunCoke Energy	76,500	657,135
		27,205,729
Real Estate — 6.35%
American Assets Trust	55,500	1,096,125
American Healthcare REIT	107,613	3,953,701
Apple Hospitality REIT	103,500	1,207,845
Armada Hoffler Properties	100,700	691,809
Brixmor Property Group	375,068	9,766,771
Camden Property Trust	65,043	7,329,696
City Office REIT	137,000	731,580
CTO Realty Growth	22,700	391,802
EPR Properties	45,900	2,674,134
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Highwoods Properties	43,800	$ 1,361,742
Host Hotels & Resorts	130,700	2,007,552
Industrial Logistics Properties Trust	63,789	290,240
Kite Realty Group Trust	43,400	983,010
Omega Healthcare Investors	19,100	700,015
Outfront Media	93,299	1,522,640
Piedmont Realty Trust Class A	78,300	570,807
Sabra Health Care REIT	53,800	992,072
Service Properties Trust	104,300	249,277
Uniti Group †	107,160	462,931
		36,983,749
Utilities — 2.17%
Chesapeake Utilities	36,116	4,341,866
National Fuel Gas	32,200	2,727,662
NRG Energy	9,500	1,525,510
ONE Gas	26,699	1,918,590
UGI	59,200	2,156,064
		12,669,692
Total Common Stocks (cost $527,407,469)		575,071,355

Exchange-Traded Fund — 0.17%
iShares Russell 2000 Value ETF	6,400	1,009,664
Total Exchange-Traded Fund (cost $1,010,476)		1,009,664

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	2,027,070	2,027,070
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,027,069	2,027,069
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	2,027,069	2,027,069
NQ- OPTSV [0625] 0825 (4730784)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	2,027,069	$ 2,027,069
Total Short-Term Investments (cost $8,108,277)		8,108,277

Total Value of Securities—100.29% (cost $536,526,222)		584,189,296
Liabilities Net of Receivables and Other Assets—(0.29%)		(1,709,871)
Net Assets Applicable to 42,052,914 Shares Outstanding—100.00%		$582,479,425

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

4    NQ- OPTSV [0625] 0825 (4730784)